Condensed Statement Of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Cash flow from operating activities
Net loss	$ (20,125)	$ (20,925)
Changes in Operating Assets and Liabilities:
(Increase) decrease in prepaid expenses	1,275	(275)
Net cash used in operating activities	(21,400)	(20,650)
Cash flows from investing activities
Cash flow from financing activities
Proceeds from common stock issue	52,000
Proceeds from related party	25,099	9,800
Repayment of related party due	24,793
Net cash provided by financing activities	52,306	9,800
Net increase in cash, cash equivalents, and restricted cash	30,906	(10,850)
Cash, cash equivalents, and restricted cash, beginning of quarter	1,444	14,750
Cash, cash equivalents, and restricted cash, end of quarter	32,350	3,900
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes